Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Accounts receivable	31,050,630	28,182,125	6,903,999
Less: allowance for expected credit losses	—	(1,409,106)	(345,200)
Total accounts receivable, net	31,050,630	26,773,019	6,558,799

Schedule of Movements in the Allowance for Expected Credit Losses

The movements in the allowance for expected credit losses for the years ended December 31, 2025 and June 30, 2026 were as follows:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Beginning of the financial year/period	982,000	—	—
Additional/(Reversal)	(982,000)	1,409,106	345,200
End of the financial year/period	—	1,409,106	345,200